REGULATORY AGREEMENTS - Additional Information (Detail)	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012
Banking And Thrift [Abstract]
Bank's Tier 1 leverage capital requirement	10.00%	10.00%
Bank's total risk based capital requirement	13.00%	13.00%
Bank's Tier 1 leverage capital actual	17.70%	17.70%
Bank's total risk based capital actual	25.10%	25.10%	18.20%